Investor A C And Institutional [Member] Expense Example - Investor A, C and Institutional - BLACKROCK TACTICAL OPPORTUNITIES FUND	Apr. 30, 2025 USD ($)
INSTITUTIONAL
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
INVESTOR A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	627
Expense Example, with Redemption, 3 Years	847
Expense Example, with Redemption, 5 Years	1,083
Expense Example, with Redemption, 10 Years	1,761
INVESTOR C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	$ 1,899